Investments in Other Companies	12 Months Ended
Dec. 31, 2022
Investments in Other Companies Disclosure [Abstract]
Investments in Other Companies
12.	Investments in Other Companies:

(a)	This item includes investments in other companies for an amount of Ch$56,177 million and Ch$46,923 million as of December 31, 2022 and 2021, respectively, detailed as follows:

		% Ownership Interest		Equity		Assets
		2022	2021	2022	2021	2022	2021
Company	Shareholder	%	%	MCh$	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	109,762	84,898	29,015	22,207
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	20,626	19,158	4,366	3,947
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	15,047	10,728	5,172	3,663
Sociedad Imerc OTC S.A.	Banco de Chile	12.33	12.33	13,213	12,609	1,662	1,541
Redbanc S.A.	Banco de Chile	38.13	38.13	11,368	9,935	4,400	3,842
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	7,353	6,638	1,145	1,025
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	7,255	6,317	2,066	1,788
Subtotal Associates				184,624	150,283	47,826	38,013

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	13,662	14,930	6,831	7,465
Artikos Chile S.A.	Banco de Chile	50.00	50.00	2,632	2,527	1,520	1,445
Subtotal				16,294	17,457	8,351	8,910

Total				200,918	167,740	56,177	46,923

(b)	The total carrying amount of the Bank’s associates as of December 31, 2022 and 2021 is explained as follows:

	2022
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	8,954	6,646	81	14,459	1,359,640	59,946	31,105	1,480,831
Non-current assets	10,388	1,711	7,637	16,058	137,505	793	4,459	178,551
Total Assets	19,342	8,357	7,718	30,517	1,497,145	60,739	35,564	1,659,382

Current liabilities	3,986	1,004	463	17,595	1,385,956	40,113	20,672	1,469,789
Non-current liabilities	309	—	—	1,554	1,427	—	1,670	4,960
Total Liabilities	4,295	1,004	463	19,149	1,387,383	40,113	22,342	1,474,749
Equity	15,047	7,353	7,255	11,368	109,762	20,626	13,213	184,624
Minority interest	—	—	—	—	—	—	9	9
Total Liabilities and Equity	19,342	8,357	7,718	30,517	1,497,145	60,739	35,564	1,659,382

Associate’s revenue and profit
Operating income	7,516	4,550	17	51,851	969,177	4,468	8,882	1,046,461
Operating expenses	(2,612)	(4,279)	(49)	(50,155)	(835,126)	(2,296)	(8,412)	(902,929)
Other income (expenses)	907	667	1,540	264	(103,854)	2,339	877	(97,260)
Gain before tax	5,811	938	1,508	1,960	30,197	4,511	1,347	46,272
Income tax	(1,109)	(8)	—	(249)	(3,952)	(490)	(473)	(6,281)
Gain for the year	4,702	930	1,508	1,711	26,245	4,021	874	39,991

	2021
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	10,501	5,259	108	12,006	1,197,305	53,741	27,628	1,306,548
Non-current assets	2,746	2,310	6,567	16,404	120,282	696	8,013	157,018
Total Assets	13,247	7,569	6,675	28,410	1,317,587	54,437	35,641	1,463,566

Current liabilities	2,126	836	358	9,490	1,230,002	35,189	21,179	1,299,180
Non-current liabilities	393	95	—	8,985	2,687	90	1,844	14,094
Total Liabilities	2,519	931	358	18,475	1,232,689	35,279	23,023	1,313,274
Equity	10,728	6,638	6,317	9,935	84,898	19,158	12,609	150,283
Minority interest	—	—	—	—	—	—	9	9
Total Liabilities and Equity	13,247	7,569	6,675	28,410	1,317,587	54,437	35,641	1,463,566

Associate’s revenue and profit
Operating income	5,675	3,898	10	43,192	821,362	4,033	7,210	885,380
Operating expenses	(2,377)	(3,653)	(43)	(41,066)	(757,773)	(2,182)	(6,864)	(813,958)
Other income (expenses)	87	134	1,208	(338)	(83,001)	296	(5)	(81,619)
Gain before tax	3,385	379	1,175	1,788	(19,412)	2,147	341	(10,197)
Income tax	(757)	13	—	(375)	6,973	(222)	31	5,663
Gain for the year	2,628	392	1,175	1,413	(12,439)	1,925	372	(4,534)

(c)	Joint Ventures:

The Bank has a 50% interest in Servipag Ltda. and a 50% interest in Artikos Chile S.A., two jointly controlled entities. The Bank’s interest in both entities is accounted for using the equity method in the consolidated financial statements.

The table below presents summarized financial information as of December 31, 2022 and 2021 of the entities the Bank controls jointly:

	Artikos Chile S.A.		Servipag Ltda.
	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$
Current assets	2,540	2,067	76,085	65,128
Non-current assets	1,985	2,278	14,605	15,721
Total Assets	4,525	4,345	90,690	80,849

Current liabilities	1,326	1,167	73,923	61,079
Non-current liabilities	567	651	3,105	4,840
Total Liabilities	1,893	1,818	77,028	65,919
Equity	2,632	2,527	13,662	14,930
Total Liabilities and Equity	4,525	4,345	90,690	80,849

Operating income	5,559	3,977	40,403	39,309
Operating expenses	(3,905)	(2,631)	(36,347)	(37,047)
Other income (expenses)	69	7	525	(231)
Profit before tax	1,723	1,353	4,581	2,031
Income tax	(362)	(142)	(849)	(369)
Profit for the year	1,361	1,211	3,732	1,662

(d)	The reconciliation between opening and ending balance of investments in other companies that are not consolidated in 2022, 2021 and 2020 is detailed as follows:

	2022	2021	2020
	MCh$	MCh$	MCh$
Balance as of January 1,	46,923	42,338	48,442
Capital increase	—	7,847	—
Participation in net income	13,031	1,793	(5,099)
Dividends received	(3,622)	(1,097)	(1,001)
Non-current assets Nexus (*)	—	(3,961)	—
Other	(155)	3	(4)
Balance as of December 31,	56,177	46,923	42,338

(*)	See Note No. 5 letter c).

(e)	During the year ended as of December 31, 2022 and 2021 no impairment has incurred in these investments.